UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: February 29, 2012

Date of reporting period: August 31, 2011

Item 1. Reports to Stockholders.

The American Trust
Allegiance Fund

One Court Street
Lebanon, New Hampshire  03766

Semi-Annual Report

For The Six Months Ended

August 31, 2011

American Trust Allegiance Fund
October, 2011

Dear fellow shareholders,

It is my pleasure to provide you with the semiannual shareholder letter for the six months ending August 31, 2011.

I recently reviewed our last several shareholder letters to you.  We send them every six months.  The letter of six months ago reminded us of a very different world in March of this year.  At that time the U.S. economy had several quarters of stronger Gross Domestic Product (GDP) growth under its belt and the stock market was responding accordingly with good performance.  Then I reviewed the shareholder letter we wrote to you one year ago.  Here is what I read (wrote) in October of 2010:

“During the last 6 months the economy has disappointed the average investor with signs of slowing growth and even suggestions of a double dip recession.  This combined with sovereign debt issues in Greece, Portugal, Ireland and Spain portend, to some, a repeat of the financial debacle of 2008 when Lehman Brothers, AIG, Fannie Mae and Freddie Mac led the way to the worst stock market decline in 70 years.”

Does any of that sound familiar?  It is quite astounding that the problems of one year ago, which appeared to be outweighed by world economic growth, have now returned to front and center one year later after economic growth has stumbled.  So here we are again with the question:  Will European economic problems pull the world into another recession or will we once again see economies slowly improve to the point that sovereign debt issues become manageable?

Very recently Germany and France have announced their willingness to support weaker countries in the Eurozone and this has buoyed the markets so far in October, but there are still a lot of unanswered questions as to how this will all be handled.  Our sense is that eventually, an answer will be found, but in the meantime, it is good to be a little more cautious.  Moves we have made very recently to the American Trust Allegiance Fund echo that sense of caution.

For the six months ending August 31, 2011, the Fund was down 8.65% while the Standard & Poor’s 500 Index was down 7.23%.  The Fund trailed the index because of its long-term focus on economically sensitive names that may struggle when GDP growth is in question.  Such names, which detracted from the Fund’s performance, include CBRE Group, Autodesk, Babcock & Wilcox and Ford Motor Company.  Investments that contributed to the Fund’s performance include Tupperware Brands, V.F. Corporation, Colgate-Palmolive and Apple, Inc.  Our emerging market exposure, which has been a relative laggard over this time period, also contributed to the trailing performance over the six month period.

Notwithstanding the slight underperformance partially attributable to this emerging market exposure, the Fund continues to look for opportunities to capitalize on long-term trends in this area.  While this burgeoning part of the

American Trust Allegiance Fund

world has been starting to deal with inflation over the past six months and their governments by and large have been attempting to slow their economies, they are nonetheless, still expanding at a mid-to-high single digit growth rate.  We believe there are numerous opportunities for the right kind of investments in these regions.  Lack of stability is still a key factor as we are keenly aware of the lack of rule of law in many of these countries, and the accounting standards are still not what they should be.  For these reasons, we largely gain exposure to this rapidly growing part of the world through more stable U.S. and European multinationals.

We do however have some direct investments in emerging market companies that we feel have world-class management, sound businesses which may be positioned to benefit from growing prosperity and good governance and accounting standards.  An example is Embraer, a Brazilian air frame manufacturer that is the world’s leading manufacturer of regional jets.  We believe that Embraer is poised to see substantial demand growth as emerging market countries build out their air transportation infrastructure and newly prosperous consumers begin to fly.

We appreciate the trust you have placed in us and we are working hard to make your assets in our care as productive as possible.

Sincerely,

Paul H. Collins

Past performance is not a guarantee of future results.

The Fund’s socially responsible policy could cause it to make or avoid investments that could result in the portfolio under-performing similar funds that do not have similar policies.  The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies.  The Fund invests in foreign securities, which are subject to the risks of currency fluctuation, political and economic stability and differences in accounting standards. These risks are greater in emerging markets.  The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

The S&P 500® Index is an unmanaged index commonly used to measure performance of U.S. stocks.  This index is not available for investment and does not incur charges or expenses.

The information provided herein represents the opinion of Paul H. Collins and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings please refer to the Schedule of Investments in this report.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2011 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/11 – 8/31/11).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.45% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2011 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/11	8/31/11	3/1/11 – 8/31/11*
Actual	$1,000.00	$913.50	$6.97
Hypothetical (5% return	$1,000.00	$1,017.85	$7.35
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2011 (Unaudited)

Shares	COMMON STOCKS: 94.19%	Value
	Aerospace Product and
	Parts Manufacturing: 1.58%
10,190	Embraer S.A. - ADR	$259,743
	Basic Chemical Manufacturing: 2.08%
3,480	Praxair, Inc.	342,745
	Building Materials: 1.69%
9,580	Owens Corning, Inc.*	278,395
	Communications Equipment
	Manufacturing: 3.16%
10,090	Qualcomm, Inc.	519,231
	Computer & Peripheral Equipment
	Manufacturing: 9.77%
1,390	Apple, Inc.*	534,914
24,460	EMC Corp.*	552,551
3,020	International Business Machines Corp.	519,168
		1,606,633
	Computer Systems Design and
	Related Services: 4.25%
6,270	Accenture PLC - Class A#	336,009
33,880	Sapient Corp.*	363,532
		699,541
	Conglomerates: 4.41%
19,280	Loews Corp.	725,314
	Cut and Sew Apparel Manufacturing: 2.02%
2,840	VF Corp.	332,450
	Dairy Product Manufacturing: 1.91%
36,360	Dean Foods Co.*	314,150
	Deep Sea, Coastal, and Great Lakes
	Water Transportation: 2.03%
7,870	Alexander & Baldwin, Inc.	333,924
	Depository Credit Intermediation: 2.27%
10,500	State Street Corp.	372,960
	Engine, Turbine, and Power Transmission
	Equipment Manufacturing: 2.52%
4,460	Cummins, Inc.	414,423
	Footwear Manufacturing: 3.01%
5,720	Nike, Inc. - Class B	495,638

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2011 (Unaudited), Continued

Shares		Value
	Grain and Oilseed Milling: 2.16%
9,350	General Mills, Inc.	$354,459
	Insurance Carriers: 3.48%
7,840	Berkshire Hathaway, Inc. - Class B*	572,320
	Metal Ore Mining: 1.77%
6,170	Freeport-McMoRan Copper & Gold, Inc.	290,854
	Motor Vehicle Manufacturing: 3.51%
51,980	Ford Motor Co.*	578,018
	Natural Gas Distribution: 2.03%
12,850	Spectra Energy Corp.	333,715
	Oilfield Services: 1.74%
3,670	Schlumberger Ltd.#	286,700
	Oil and Gas Extraction: 3.52%
5,610	Apache Corp.	578,223
	Other Financial Investment Activities: 2.86%
3,920	Franklin Resources, Inc.	470,086
	Other Information Services: 3.49%
810	Google, Inc. - Class A*	438,178
9,932	Yahoo!, Inc.*	135,125
		573,303
	Petroleum and Coal Products
	Manufacturing: 2.71%
6,010	Exxon Mobil Corp.	444,980
	Real Estate Services: 0.64%
6,916	CB Richard Ellis Group, Inc. - Class A*	104,847
	Scientific Research and
	Development Services: 1.40%
10,000	The Babcock & Wilcox Co.*	230,300
	Semiconductor and Other Electronic
	Component Manufacturing: 4.64%
12,220	Molex, Inc.	267,007
18,920	Texas Instruments, Inc.	495,893
		762,900
	Soap, Cleaning Compound, and Toilet
	Preparation Manufacturing: 5.97%
6,390	Colgate-Palmolive Co.	574,908
6,130	Tupperware Brands Corp.	407,645
		982,553

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2011 (Unaudited), Continued

Shares		Value
	Software Publishers: 6.20%
10,090	Adobe Systems, Inc.*	$254,672
4,360	Autodesk, Inc.*	122,952
24,170	Microsoft Corp.	642,922
		1,020,546
	Timber Real Estate Investment Trust: 2.75%
11,900	Plum Creek Timber Company, Inc.	451,843
	Wireless Telecommunications Carriers: 4.62%
14,110	American Tower Corp. - Class A*	759,965
	TOTAL COMMON STOCKS
	(Cost $14,481,956)	15,490,759
	PREFERRED STOCKS: 3.63%
	Oil and Gas Extraction: 1.66%
10,250	Petroleo Brasileiro S.A. - Petrobras - ADR	273,163
	Scheduled Air Transportation: 1.97%
15,510	Tam S.A. - ADR	324,779
	TOTAL PREFERRED STOCKS
	(Cost $662,957)	597,942
	SHORT-TERM INVESTMENTS: 2.22%
365,434	Fidelity Institutional Money Market
	Government Portfolio - Class I, 0.01% †	365,434
3,164	Reserve Primary Fund - Class 5+‡	—
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $368,598)	365,434
	Total Investments in Securities
	(Cost $15,513,511): 100.04%	16,454,135
	Liabilities in Excess of Other Assets: (0.04%)	(7,067)
	Net Assets: 100.00%	$16,447,068

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
+	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
‡
Illiquid security.  As of August 31, 2011, the security had a value of $0 (0.0% of net assets).  The security was acquired between September 16, 2008 and October 22, 2008, and has a cost basis of $3,164.

†	Rate shown is the 7-day yield as of August 31, 2011.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $15,513,511)	$16,454,135
Receivables:
Fund shares sold	15
Dividends and interest	23,084
Prepaid expenses	11,629
Total assets	16,488,863

LIABILITIES
Payables:
Due to advisor	4,028
Administration fees	5,887
Audit fees	9,345
Transfer agent fees and expenses	7,852
Fund accounting fees	4,453
Legal fees	2,520
Custody fees	651
Shareholder reporting	3,911
Chief Compliance Officer fee	1,189
Accrued other expenses	1,959
Total liabilities	41,795

NET ASSETS	$16,447,068
Net asset value, offering and redemption price
per share [$16,447,068 / 879,564 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$18.70

COMPONENTS OF NET ASSETS
Paid-in capital	$18,482,167
Undistributed net investment income	57,919
Accumulated net realized loss on investments	(3,033,642)
Net unrealized appreciation on investments	940,624
Net assets	$16,447,068

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $1,486)	$163,793
Interest	47
Total income	163,840
Expenses
Advisory fees (Note 4)	85,209
Transfer agent fees and expenses (Note 4)	23,547
Administration fees (Note 4)	17,969
Fund accounting fees (Note 4)	13,282
Registration fees	9,443
Audit fees	7,145
Legal fees	6,497
Reports to shareholders	3,958
Trustee fees	3,635
Chief Compliance Officer fee (Note 4)	3,523
Custody fees (Note 4)	2,360
Miscellaneous expense	1,922
Insurance expense	1,625
Total expenses	180,115
Less: advisory fee waiver (Note 4)	(50,059)
Net expenses	130,056
Net investment income	33,784

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	328,823
Net change in unrealized depreciation
on investments	(1,932,554)
Net realized and unrealized loss on investments	(1,603,731)
Net decrease in net assets
resulting from operations	$(1,569,947)

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2011	Year Ended
	(Unaudited)	February 28, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$33,784	$37,407
Net realized gain on investments	328,823	1,792,167
Net change in unrealized
appreciation/(depreciation)
on investments	(1,932,554)	1,330,738
Net increase/(decrease) in net
assets resulting from operations	(1,569,947)	3,160,312
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(17,718)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	471,661	(726,458)
Total increase/(decrease)
in net assets	(1,098,286)	2,416,136
NET ASSETS
Beginning of period	17,545,354	15,129,218
End of period	$16,447,068	$17,545,354
Includes undistributed net
investment income of	$57,919	$24,135

(a)	A summary of share transactions is as follows:

	Six Months Ended
	August 31, 2011		Year Ended
	(Unaudited)		February 28, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	93,758	$1,889,955	69,146	$1,180,964
Shares issued in
reinvestment of
distributions	—	—	746	14,207
Shares redeemed	(71,389)	(1,418,294)	(107,855)	(1,921,629)
Net increase/
(decrease)	22,369	$471,661	(37,963)	$(726,458)

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	Six Months
	Ended
	8/31/11		Year Ended
	(Unaudited)		2/28/11	2/28/10	2/28/09	2/29/08	2/28/07
Net asset value,
beginning of period	$20.47		$16.90	$11.08	$18.97	$18.62	$17.37
Income from
investment operations:
Net investment income	0.04		0.04	0.03	0.06	0.14	0.02
Net realized and
unrealized gain/(loss)
on investments	(1.81)		3.55	5.85	(7.80)	0.23	1.24
Total from investment
operations	(1.77)		3.59	5.88	(7.74)	0.37	1.26
Less distributions:
From net
investment income	—		(0.02)	(0.06)	(0.15)	(0.02)	(0.01)
Total distributions	—		(0.02)	(0.06)	(0.15)	(0.02)	(0.01)
Net asset value,
end of period	$18.70		$20.47	$16.90	$11.08	$18.97	$18.62
Total return	-8.65	%‡	21.25%	53.07%	-40.90%	1.97%	7.25%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$16,447		$17,545	$15,129	$11,124	$20,532	$20,707
Ratio of expenses to
average net assets:
Before expense
waiver	2.01	%†	2.13%	2.27%	2.03%	1.87%	1.90%
After expense
waiver	1.45	%†	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment
income/(loss) to average
net assets:
Before expense
waiver	(0.18	)%†	(0.44)%	(0.69)%	(0.30)%	0.27%	(0.36)%
After expense
waiver	0.38	%†	0.24%	0.13%	0.28%	0.69%	0.09%
Portfolio turnover rate	10.53	%‡	76.63%	79.51%	36.55%	59.19%	79.89%

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The American Trust Allegiance Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.  The Fund began operations on March 11, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008 – 2010, or expected to be taken in the Fund’s 2011 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of first in, first out.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs:  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in other mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

American Trust Allegiance Fund
NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  At August 31, 2011, the Fund had investments in illiquid securities with a total value of $0 or 0.0% of net assets.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Agriculture, Forestry,
and Hunting	$451,843	$—	$—	$451,843
Finance and Insurance	1,415,366	—	—	1,415,366
Information	2,353,814	—	—	2,353,814
Manufacturing	8,411,632	—	—	8,411,632
Mining	1,155,777	—	—	1,155,777
Professional, Scientific,
and Technical Services	929,841	—	—	929,841
Real Estate and
Rental and Leasing	104,847	—	—	104,847
Transportation
and Warehousing	333,924	—	—	333,924
Utilities	333,715	—	—	333,715
Total Common Stocks	15,490,759	—	—	15,490,759
Preferred Stocks
Mining	273,163	—	—	273,163
Transportation and
Warehousing	324,779	—	—	324,779
Total Preferred Stocks	597,942	—	—	597,942
Short-Term Investments	365,434	—	—	365,434
Total Investments
in Securities	$16,454,135	$—	$—	$16,454,135

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at August 31, 2011, the end of the reporting period. The Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended August 31, 2011.

New Accounting Pronouncement: On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2011, American Trust Investment Advisors, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2011, the Fund incurred $85,209 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average daily net assets.  Any such reduction made by the

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended August 31, 2011, the Advisor reduced its fees in the amount of $50,059; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $369,595 at August 31, 2011.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2012	$102,132
2013	111,006
2014	106,398
2015	50,059
$369,595

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended August 31, 2011, the Fund incurred $17,969 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended August 31, 2011, the Fund incurred $13,282, $13,007, and $2,360 in fund accounting, transfer agency (excluding out-of-pocket expenses), and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

Certain officers of the Fund are also employees of the Administrator.

For the six months ended August 31, 2011, the Fund was allocated $3,523 of the Chief Compliance Officer fee.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,632,097 and $1,827,802, respectively.

NOTE 6 – LINE OF CREDIT

The Fund has a credit line in the amount of $575,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended August 31, 2011, the Fund did not draw upon the line of credit.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sales.

The tax character of distributions paid during the six months ended August 31, 2011 and the year ended February 28, 2011 were as follows:

	August 31, 2011	February 28, 2011
Ordinary income	$—	$17,718

Ordinary income distributions may include dividends paid from short-term capital gains.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

As of February 28, 2011, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$14,692,491
Gross tax unrealized appreciation	3,004,547
Gross tax unrealized depreciation	(136,202)
Net tax unrealized appreciation	2,868,345
Undistributed ordinary income	24,135
Undistributed long-term capital gain	—
Total distributable earnings	24,135
Other accumulated gains/(losses)	(3,357,632)
Total accumulated earnings/(losses)	$(465,152)

(a)	The cost for federal income tax purposes differs from the cost for financial statement purposes due to wash sales.

At February 28, 2011, the Fund had a capital loss carryforward of $3,357,632, which expires as follows:

Year	Amount
2017	$1,480,640
2018	1,876,992
$3,357,632

American Trust Allegiance Fund

NOTICE TO SHAREHOLDERS at August 31, 2011 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-385-7003 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2011

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-385-7003.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-385-7003.

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-385-7003 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(603) 448-6415

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 385-7003

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-800-385-7003.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
            Douglas G. Hess, President

Date  11/2/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
 Douglas G. Hess, President

Date  11/2/11

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  11/2/11

* Print the name and title of each signing officer under his or her signature